Share Capital - Summary Of Detailed Information About Warrants Outstanding Including Expiration Date (Detail)	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 8.81	$ 11.01	$ 11.48	$ 11.7
Outstanding Warrants | $	866,789	423,303	349,657	95,000
Warrants [Member] | Equity Settled And Finance Liabilities [Member]
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 8.83	$ 14.82	$ 13.8	$ 13.5
Outstanding Warrants | $	8,481,929	1,931,526	781,260	1,104,378
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | June 2022
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 15
Outstanding Warrants | $	19,584
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | July 2022
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 14.25
Outstanding Warrants | $	525,114
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | December 2022
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 5.63
Outstanding Warrants | $	1,000
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | January 2023
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 5.72
Outstanding Warrants | $	37,400
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | January 2023
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 6.97
Outstanding Warrants | $	25,400
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | February 2023
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 7.8
Outstanding Warrants | $	8,000
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | March 2023
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 8.28
Outstanding Warrants | $	9,000
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | May 2023
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 4.12
Outstanding Warrants | $	34,960
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | April 2024
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 8.55
Outstanding Warrants | $	2,375,676
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | June 2024
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 22.5
Outstanding Warrants | $	3,333
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | August 2024
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 8.6
Outstanding Warrants | $	2,107,787
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | January 2025
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 16.2
Outstanding Warrants | $	611,027
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | May 2025
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 6.31
Outstanding Warrants | $	126,000
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | July 2025
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 14.25
Outstanding Warrants | $	182,648
Warrants [Member] | Equity Settled And Finance Liabilities [Member] | November 2026
Detailed Information About Warrants Oustanding Including Expiration Date [Line Items]
Exercise Price | $ / shares	$ 6.05
Outstanding Warrants | $	2,415,000